Bank Loans and Other Borrowings (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Bank Loans and Other Borrowings [Abstract]
Schedule of Bank Loans and Other Borrowings

Bank loans and other borrowings are as follows:

	March 31, 2023	September 30, 2023	September 30, 2023	Maturity Date	Interest Rate
	(RMB)	(RMB)	(US$)
		(Unaudited)	(Unaudited)
China Guangfa Bank Co., Ltd. – Shenyang Branch(1)	41,191,031	45,351,601	$6,316,555	2023/12/16 – 2024/3/12	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	82,964,518	—	—	2023/6/29 – 2023/12/12	5.30%
China CITIC Bank Shenyang Tiexi Branch(4)	23,596,350	36,424,414	5,073,179	2023/10/13 – 2024/5/29	5.00%
China CITIC Bank Shenyang Tiexi Branch(5)	5,000,000	—	—	2023/5/25 – 2023/7/17	3.25%
China CITIC Bank Shenyang Tiexi Branch(6)	—	3,550,600	494,526	2024/5/29	4.75%
China Construction Bank Shenyang Heping Branch(7)	31,330,000	33,160,000	4,618,513	2023/11/21 – 2024/8/31	4.00%
China Construction Bank Shenyang Heping Branch(8)	988,000	1,700,400	236,831	2024/1/12 – 2024/7/19	3.90%
Zhongguancun Technology Leasing Co., Ltd(10)	8,666,664	8,666,664	1,207,090	2025/11/7	5.00%
CITIC Financial Leasing Co., Ltd(11)	—	12,825,276	1,786,300	2026/5/29	4.80%
Minsheng Bank Shenyang Huanghe Street Branch(12)	—	11,286,310	1,571,953	2024/7/7 – 2024/7/19	4.00%
Industrial Bank Shenyang Branch(14)	—	29,776,670	4,147,285	2024/8/15 – 2024/9/17	4.00%
Bank loans due within one year	193,736,563	182,741,935	25,452,232

R-Bridge Healthcare Fund, LP(3)	274,868,000	287,192,000	40,000,000	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch(9)	4,430,000	14,720,000	2,050,196	2024/9/16 – 2024/12/6	4.00%
Zhongguancun Technology Leasing Co., Ltd(10)	14,492,596	10,111,116	1,408,273	2025/11/7	5.00%
CITIC Financial Leasing Co., Ltd(11)	—	23,993,182	3,341,762	2026/5/29	4.80%
Industrial Bank Shenyang Branch(13)	—	19,993,041	2,784,624	2026/7/31 – 2026/9/3	4.25%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(15)	—	5,955,734	829,512	2024/3/21 – 2025/9/26	4.00%
Long-term bank loans	293,790,596	361,965,073	50,414,367
Total bank loans	487,527,159	544,707,008	$75,866,599

(1)      On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance our working capital requirements. YS Group drew RMB45.4 million from January 13, 2023 to August 24, 2023. As of date of this report, YS Group repaid RMB45.4 million.

(2)      On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB83.0 million from June 30, 2022 to December 13, 2022. In April, July and September, 2023, YS Group repaid RMB20.9 million, RMB32.4 million and RMB29.7 million, respectively.

(3)      On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB287,192,000 (US$40,000,000) for 54 months. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

(4)      On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance our working capital requirements. YS Group drew RMB36.4 million from January 18, 2023 to July 11, 2023. As of date of this report, YS Group repaid RMB23.6 million.

(5)      On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May to July 2023, YS Group repaid RMB4.7 million.

(6)      From July 17 to July 18, 2023, YS Group borrowed RMB3,550,600 from China CITIC Bank Shenyang Tiexi Branch.

(7)      From November 22, 2022 to September 1, 2023, YS Group borrowed RMB33.2 million in total from China Construction Bank Shenyang Heping Branch for one year. As of date of this report, YS Group repaid RMB8.9 million.

(8)      On January 16, 2023, YS Group borrowed RMB988,000 from China Construction Bank Shenyang Heping Branch for one year. In December 2023, YS Group repaid RMB988,000 in advance. On July 20, 2023, YS Group borrowed RMB712,400 with interest at 3.90% for one year. The loan is due on July 19, 2024.

(9)      From March 17 to June 7 2023, YS Group borrowed RMB14.7 million from China Construction Bank Shenyang Heping Branch for 18 months.

(10)    On November 8, 2022, YS Group borrowed RMB26.0 million from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB7.2 million from December 2022 to September 2023. The balance of RMB18.8 million is outstanding, of which RMB8.7 million is due within one year. As of date of this report, YS Group repaid RMB2.9 million.

(11)    On May 29, 2023, YS Group borrowed RMB40.0 million from CITIC Financial Leasing Co., Ltd. On August 15, 2023, we repaid RMB3.2 million. The balance of RMB36.8 million is outstanding, of which RMB12.8 million is due within one year. As of date of this report, YS Group repaid RMB3.2 million.

(12)    From July 7 to July 19, 2023, YS Group borrowed RMB11.3 million from Minsheng Bank Shenyang Huanghe Street Branch for one year.

(13)    On August 14 and September 14, 2023, YS Group borrowed RMB4.0 million and RMB16.0 million from Industrial Bank Shenyang Branch for approximately three years.

(14)    From August 16 to September 18, 2023, YS Group borrowed RMB29.8 million from Industrial Bank Shenyang Branch for one year.

(15)    On September 27, 2023, YS Group borrowed RMB6.0 million from Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch.

	As of March 31,			Maturity Date	Interest Rate
	2022	2023	2023
	(RMB)	(RMB)	(US$)
China Guangfa Bank Co., Ltd. – Shenyang Branch(1)	46,456,142	41,191,031	$5,994,300	2023/10/13 – 2023/12/16	5.66%
Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch(2)	64,647,870	82,964,518	12,073,361	2023/6/29 – 2023/12/12	5.30%
Citi Bank(3)	234,743	—	—	2022/5/1	1.00%
R-Bridge Healthcare Fund, LP(4)	394,999	—	—	2026/9/15	4.00%
China CITIC Bank Shenyang Tiexi Branch(5)	—	23,596,350	3,433,845	2023/10/13 – 2023/11/9	5.00%
China CITIC Bank Shenyang Tiexi Branch(6)	—	5,000,000	727,622	2023/5/25 – 2023/7/17	3.25%
China Construction Bank Shenyang Heping Branch(7)	—	31,330,000	4,559,279	2023/9/8 – 2023/11/24	4.00%
China Construction Bank Shenyang Heping Branch(8)	—	988,000	143,778	2024/1/12	3.90%
Zhongguancun Technology Leasing Co., Ltd(10)	—	8,666,664	1,261,212	2025/11/7	5.00%
Bank loans due within one year	111,733,754	193,736,563	$28,193,397

R-Bridge Healthcare Fund, LP(4)	253,928,000	274,868,000	40,000,000	2026/9/15	4.00%
China Construction Bank Shenyang Heping Branch(9)	—	4,430,000	644,673	2024/9/16	4.00%
Zhongguancun Technology Leasing Co., Ltd(10)		14,492,596	2,109,026	2025/11/7	5.00%
Long-term bank loans	253,928,000	293,790,596	$42,753,699
Total bank loans	365,661,754	487,527,159	$70,947,096

(1)      On September 13, 2021, YS Group entered into a credit facility of RMB100 million with China Guangfa Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew RMB41.2 million in total from October 14 2022 to January 13, 2023 with interest at 5.66%, which is due from October 13, 2023 to December 16, 2023. In June, 2023, YS Group repaid RMB31.7 million in advance.

(2)      On July 12, 2021, YS Group entered into a credit facility of RMB140 million with Shanghai Pudong Development Bank Co., Ltd. Shenyang Branch for three years to finance its working capital requirements. YS Group drew down RMB83.0 million from June 30, 2022 to December 13, 2022 with interest at 5.30%, which is due from June 29, 2023 to December 12, 2023. In April and July, 2023, YS Group repaid RMB20.9 million and RMB32.4 million in advance, respectively.

(3)      On May 2, 2020, YS Group borrowed RMB1,103,609 (US$166,400) with interest at 1.00% from Citi Bank. The loan was due on May 1, 2022. Before March 31, 2022, YS Group repaid approximately RMB869,000 (US$129,422). As of March 31, 2022, the balance of approximately RMB235,000 (US$36,978) was outstanding, which amount was repaid in full in May, 2022.

(4)      On March 16, 2022, YS Group entered into a facility agreement with R-Bridge Healthcare Fund, LP, as agent, to finance RMB274,868,000 (US$40,000,000) for 54 months with interest at 4.00%. YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:

(5)      On January 13, 2023, YS Group entered into a credit facility of RMB40 million with China CITIC Bank Shenyang Tiexi Branch, due on November 29, 2023, to finance its working capital requirements. YS Group drew RMB23.6 million from January 18, 2023 to February 17, 2023 with interest at 5.00%, which is due from October 13, 2023 to November 9, 2023.

(6)      On May 6, 2022, China CITIC Bank Shenyang Tiexi Branch issued one letter of credit of RMB5.0 million to YS Group with interest at 3.25%. As of March 31, 2023, YS Group had RMB4.7 million in letters of credit issued, which is due from May 19, 2023 to July 17, 2023. From May to July 2023, YS Group repaid RMB4.7 million.

(7)      From September 9, 2022 to November 25, 2022, YS Group borrowed RMB31.3 million in total with interest at 4.00% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due from September 8, 2023 to November 24, 2023. On June 5, 2023, YS Group repaid RMB9.7 million in advance.

(8)      On January 16, 2023, YS Group borrowed RMB988,000 with interest at 3.90% from China Construction Bank Shenyang Heping Branch for one year. The loan will be due on January 12, 2024.

(9)      On March 17, 2023, YS Group borrowed RMB4.4 million with interest at 4.00% from China Construction Bank Shenyang Heping Branch for 18 months. The loan will be due on September 16, 2024.

(10)    On November 8, 2022, YS Group borrowed RMB26.0 million with interest at 5.00% from Zhongguancun Technology Leasing Co., Ltd for 36 months. YS Group shall repay RMB722,222 monthly from December 15, 2022 to October 15, 2025 and pay the last repayment of RMB722,230 on November 7, 2025. YS Group repaid RMB2.9 million from December 2022 to March 2023. The balance of RMB23.1 million is outstanding, of which RMB8.6 million is due within one year. From April 13 to July 17, YS Group repaid RMB2.9 million according to the arrangement.

Schedule of Aggregate Outstanding Principal Amount	YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:
Repayment Date	Repayment Instalment
April 7, 2025	6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	40,000,000
YS Group shall repay the loan in instalments by repaying on each Repayment Date which means the fifth business day after each financial quarter date an amount equal to the relevant percentage of the aggregate outstanding principal amount of the loan as at the end of the Availability Period as set out in the table below:
Repayment Date	Repayment Instalment
April 7, 2025	6,400,000
July 7, 2025	6,400,000
October 7, 2025	6,400,000
January 7, 2026	6,400,000
April 7, 2026	6,400,000
July 7, 2026	8,000,000
Total	40,000,000